EMPLOYEE AND DIRECTOR INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Nonvested Restricted Stock Shares Activity
The following table presents the restricted stock units activity for the years ended December 31, 2021 and 2020 (in thousands, except price per share):
	Number of Restricted Stock	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2020	—	$ —
Granted	1,245	$7.31
Vested	—	$ —
Forfeited/Canceled	48	$7.31
Outstanding at December 31, 2020	1,197	$7.31
Granted	1,084	$8.43
Vested	490	$7.59
Forfeited/Canceled	350	$8.11
Outstanding at December 31, 2021	1,441	$7.98
Vested as of December 31, 2021	490	$7.59

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The following is the weighted average of the assumptions used in calculating the fair value of the total stock options granted in 2021 using the Black-Scholes-Merton method:
Fair market value	$5.95
Risk-free rate	0.8%
Dividend yield	—%
Expected volatility	50.5%
Expected term (in years)	6.1 years

Share-Based Payment Arrangement, Option, Activity
The following table presents the stock option activity for the years ended December 31, 2021 and 2020 (in thousands, except price per share):
	Number of Stock Options	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Term (in Years)	Total Intrinsic Value of Restricted Stock Options Exercisable
Outstanding at January 1, 2020	—	$ —	—	$ —
Granted	574	$3.34	5.9 years	$ —
Exercised	—	$ —	—	$ —
Forfeited/expired	23	$ —	—	$ —
Outstanding at December 31, 2020	551	$3.34	5.9 years	$—
Granted	1,706	$4.14	6.1 years	$ —
Exercised	—	$ —	—	$ —
Forfeited/expired	179	$4.07	6.1 years	$ —
Outstanding at December 31, 2021	2,078	$3.92	6.1 years	$ —
Exercisable at December 31, 2021	169	$7.58	—	$1,279